Stockholders' / Members' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
OneStream, Inc
Class of Stock [Line Items]
Stockholders' Equity

NOTE 9 – STOCKHOLDERS’ / MEMBERS’ EQUITY

Amendment and Restatement of Certificate of Incorporation

In connection with the Reorganization Transactions, the certificate of incorporation of OneStream, Inc. was amended and restated to, among other things, provide for the authorization of (i) 2,500,000,000 shares of Class A common stock with a par value of $0.0001 per share, (ii) 300,000,000 shares of Class B common stock with a par value of $0.0001 per share, (iii) 300,000,000 shares of Class C common stock with a par value of $0.0001 per share, (iv) 600,000,000 shares of Class D common stock with a par value of $0.0001 per share, and (v) 100,000,000 shares of preferred stock with a par value of $0.0001 per share.

The rights of the holders of Class A common stock, Class B common stock, Class C common stock and Class D common stock are identical, except with respect to voting rights, conversion rights and economic rights. Each share of Class A common stock is entitled to one vote per share and has economic rights. Each share of Class B common stock is entitled to one vote per share, is cancellable upon the redemption or exchange of one LLC Unit for cash or one share of Class A common stock and has no economic rights. Each share of Class C common stock is entitled to ten votes per share, is cancellable upon the redemption or exchange of one LLC Unit for cash or one share of Class D common stock and has no economic rights. Each share of Class D common stock is entitled to ten votes per share, is convertible into one share of Class A common stock and has economic rights.

Recapitalization of OneStream Software LLC

In connection with the Reorganization Transactions and the Amended LLC Agreement, all membership interests in OneStream Software LLC were reclassified into a single-class of LLC Units. The following is a summary of the securities reclassified in connection with the Reorganization Transactions:

•
80,324,378 common units of OneStream Software LLC outstanding prior to the Reorganization Transactions were reclassified on a one-for-one basis into LLC Units;
•
128,293,508 convertible preferred units of OneStream Software LLC outstanding prior to the Reorganization Transactions were reclassified on a one-for-one basis into LLC Units; and
•
8,632,763 incentive units of OneStream Software LLC outstanding prior to the Reorganization Transactions were reclassified into 6,591,178 LLC Units.

In addition, the Company issued 74,135,230 shares of Class C common stock, net of 3,006,037 shares of Class C common stock purchased and cancelled in the IPO Synthetic Secondary, to the Continuing Members. The Company also issued 132,081,358 shares of Class D common stock, net of the conversion of 5,986,437 shares of Class D common stock to Class A common stock in connection with the sale of such shares in the IPO, to the Former Members in exchange for LLC Units on a one-for-one basis.

The amended and restated certificate of incorporation and the Amended LLC Agreement discussed above requires the Company and OneStream Software LLC to, at all times, maintain (i) a one-to-one ratio between the number of LLC Units owned by the Company and the number of shares of Class A common stock and Class D common stock outstanding and (ii) a one-to-one ratio between the number of shares of Class B and Class C common stock and the number of LLC Units all of which are owned by the Continuing Members.

Preferred Stock

As of September 30, 2024, there are no shares of preferred stock outstanding. Under the terms of the Company’s amended and restated certificate of incorporation, the board of directors is authorized to direct the Company to issue shares of preferred stock in one or more series without shareholder approval. The board of directors has the discretion to determine the rights, preferences, privileges, and restrictions, including dividend rights, dividend rates, conversion rights, exchange rights, voting rights, redemption privileges and liquidation preferences, of each series of preferred stock.

Note 2 - Stockholders’ Equity

The Corporation is authorized to issue 1,000 shares of Class C common stock, par value $0.0001 per share. As of December 31, 2022 and 2023, the Corporation had issued, for $0.10, and had outstanding, 1,000 shares of Class C common stock, all of which were owned by OneStream Software LLC.